Variable Interest Entity (Details) - Schedule of consolidated assets and liabilities - Variable Interest Entity, Primary Beneficiary [Member]		Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)
Condensed Balance Sheet Statements, Captions [Line Items]
Current assets		¥ 88,858,539	$ 12,737,384	¥ 75,442,911
Property and equipment, net		740,226	106,107	1,263,869
Other noncurrent assets		385,207,213	55,217,341	392,924,127
Total assets		474,805,978	68,060,832	469,630,907
Total liabilities		(180,276,255)	(25,841,611)	(286,142,679)
Net assets		294,529,723	42,219,221	183,488,228
Accounts payable		38,695,727	5,546,820	33,033,855
Deferred revenues		503,576	72,185	586,923
Other payables and accrued liabilities		1,963,068	281,395	1,428,770
Other payables—related party				1,065
Current portion of business acquisition payable—related parties				34,086
Current portion of shareholder loans		69,592,363	9,975,683
Taxes payable		9,659,932	1,384,698	10,733,539
Intercompany payable	[1]	42,270,095	6,059,186
Total current liabilities		162,684,761	23,319,967	45,818,238
Business acquisition payable—related parties				110,855,328
Non-current shareholder loan		14,974,315	2,146,486	125,336,715
Deferred tax liabilities, net		2,617,179	375,158	4,132,398
Total liabilities		¥ 180,276,255	$ 25,841,611	¥ 286,142,679

[1]	Intercompany balances will be eliminated upon consolidation.